IFRS 7 Disclosures - Variable Annuity and Segregated Fund Guarantees, Net of Reinsurance (Parenthetical) (Detail) $ in Millions, $ in Millions	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 2,757		$ 3,733
U.S. [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 1,336		$ 1,839
Canada [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance	$ 886		$ 1,159
Japan [Member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		53		71
Asia [member]
Variable Annuity And Segregated Fund Guarantees Net Of Reinsurance [line items]
Amount at risk net of reinsurance		$ 87		$ 111